Impairment of Long-Lived Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
The estimated aggregate fair value of the long-lived assets	$ 3,876